Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 16,871	$ 15,930	$ 2,866
Restricted cash		0	3,633
Due from transfer agent		0	15,908
Subscription receivable		0	6,611
Investments		1,209	1,353
Trade accounts receivable, net	49,380	44,955	50,928
Unbilled receivables on uncompleted contracts		9,931	11,640
Due from related parties	31,615	28,327	21,418
Advances and other receivables		5,508	13,165
Deferred income taxes		5,373	2,321
Inventories, net	39,609	28,965	24,181
Other current assets	22,089	23,319
Prepaid expenses		1,298	824
Total current assets	159,564	141,496	154,848
Long term assets:
Property, plant and equipment, net	127,693	103,980	87,382
Long term receivables from related parties	2,536	4,220	5,722
Other long term assets	5,037	6,195	262
Total long term assets	135,266	114,395	93,366
Total assets	294,830	255,891	248,214
Current liabilities:
Trade accounts payable	43,258	33,493	29,285
Due to related parties	1,490	1,456
Current portion of customer advances on uncompleted contracts	6,423	5,782	28,470
Short-term debt and current portion of long term debt	67,651	54,925	29,720
Note payable to shareholder	79	80	80
Taxes payables		7,930	4,847
Deferred income taxes		8,416	6,698
Labor liabilities		449	6
Accrued liabilities and provisions		505	994
Due to related parties		1,456	8,397
Other current liabilities	21,787	17,300
Total current liabilities	140,688	113,036	108,497
Long term liabilities:
Warrant liability	34,450	19,991	18,280
Customer advances on uncompleted contracts	8,891	8,333	8,220
Long term debt	49,113	39,273	48,097
Total long term liabilities		67,597	74,597
Total liabilities	233,142	$ 180,633	$ 183,094
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	0	$ 0	$ 0
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 25,833,210 and 24,801,132 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	3	2	2
Legal Reserves	1,367	1,367	1,367
Additional paid-in capital	46,514	46,514	40,693
Retained earnings	44,923	38,806	18,488
Accumulated other comprehensive income (loss)	(31,119)	(11,431)	4,570
Total shareholders’ equity	61,688	75,258	65,120
Total liabilities and shareholders’ equity	$ 294,830	$ 255,891	$ 248,214